Discontinued Operation - Summary of Assets and Liabilities of Discontinued Operation (Detail) - Darlot [Member] $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 AUD ($)
Disclosure Of Noncurrent Assets Held For Sale And Discontinued Operations [Line Items]
Property, plant and equipment	$ 3.3				$ 4.3
Inventories	7.2				9.4
Trade and other receivables	0.1				0.1
Trade and other payables	(8.7)				(11.3)
Environmental rehabilitation costs provision	(12.9)				(16.9)
Net liabilities	(11.0)				$ (14.4)
Total consideration received less costs to sell	12.5	$ 16.4
Gain on sale of discontinued operations	$ 23.5	$ 30.8	$ 0.0	$ 0.0